Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	¥ 2	¥ 3
Bank balances	4,603	1,692
Cash and cash equivalents	¥ 4,605	¥ 1,695